EQUITY AND EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
Equity And Earnings Per Share Tables
Schedule of outstanding options

New Residential’s outstanding options at June 30, 2013 consisted of the following:

	Number of Options	Strike Price	Maturity Date
	116,380	$10.91	07/16/13
	304,604	12.28	12/01/13
	328,350	14.17	01/09/14
	343,275	13.86	05/25/14
	162,500	16.95	11/22/14
	330,000	15.97	01/12/15
	2,000	16.68	08/01/15
	170,000	15.87	11/01/16
	242,000	16.90	01/23/17
	456,000	14.96	04/11/17
	1,676,833	3.29	03/29/21
	2,539,833	2.49	09/27/21
	2,000	2.74	12/20/21
	1,897,500	3.41	04/03/21
	2,300,000	3.67	05/21/22
	2,530,000	3.67	07/31/22
	5,750,000	5.12	01/11/23
	2,300,000	5.74	02/15/23
	8,000	6.79	06/02/23

Total/WA	21,459,275	$5.35

As of June 30, 2013, New Residential’s outstanding options were summarized as follows:

Held by the manager	17,699,458
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	3,631,437
Issued to the independent directors	12,000

Total	21,459,275